Cover Page	6 Months Ended
Oct. 31, 2023
Cover [Abstract]
Entity Registrant Name	ImmunoPrecise Antibodies Ltd.
Entity Central Index Key	0001715925
Document Type	6-K/A
Document Fiscal Period Focus	Q2
Document Period End Date	Oct. 31, 2023
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--04-30
Entity Address, Address Line One	3204 - 4464 Markham Street
Entity Address, City or Town	Victoria
Entity Address, Postal Zip Code	V8Z 7X8
Entity Address, State or Province	BC
Amendment Flag	true
Amendment Description	ImmunoPrecise Antibodies Ltd. is furnishing an amended Form 6-K (this “Amendment”) to include as exhibits the condensed interim consolidated financial statements and the XBRL Data Files for such condensed interim consolidated financial statements. The XBRL Data Files should be read in conjunction with the condensed interim consolidated financial statements included in the Form 6-K furnished on December 14, 2023, and included again in this Amendment as Exhibit 99.2.